Victory Trivalent International Fund-Core Equity Expense Example - Victory Trivalent International Fund-Core Equity	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	1,037
Expense Example, with Redemption, 5 Years	1,431
Expense Example, with Redemption, 10 Years	2,531
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,641
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,141
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	$ 1,368